Condensed Consolidated Interim Statements of Financial Position - CAD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023
Current assets
Cash	$ 37,183	$ 59,612
Receivables	475	468
Prepaid expenses	948	1,969
Current assets	38,606	62,049
Non-current assets
Reclamation deposit	85	83
Exploration and evaluation assets	122,119	99,952
Intangible asset	1,410	1,432
Right of use asset	1,105	1,233
Property, plant and equipment	3,635	2,765
Investment in Aqualung Carbon Capture SA	3,395	3,314
Advances and deposits	520	2,669
Non-current assets	132,269	111,448
TOTAL ASSETS	170,875	173,497
Current liabilities
Accounts payable and accrued liabilities	14,287	12,737
Lease liability - short-term	474	512
Current liabilities	14,761	13,249
Non-current liabilities
Lease liability - long-term	653	739
Decommissioning provision	136	133
Non-current liabilities	789	872
TOTAL LIABILITIES	15,550	14,121
EQUITY
Share capital	272,672	272,419
Reserves	38,502	35,888
Deficit	(158,441)	(148,707)
Accumulated other comprehensive loss	2,592	(224)
TOTAL EQUITY	155,325	159,376
TOTAL LIABILITIES AND EQUITY	$ 170,875	$ 173,497